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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

                              Fairholme Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 51 JFK Parkway
                              Short Hills, NJ 07078
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end: 11/30/2005

Date of reporting period: 2/28/2005

Item 1. Schedule of Investments.

THE FAIRHOLME FUND
================================================================================
                                              SCHEDULE OF INVESTMENTS(unaudited)
                                                               February 28, 2005
--------------------------------------------------------------------------------

      Shares                                                     Market Value
      ------                                                     ------------
              DOMESTIC COMMON STOCKS - 62.19%

                 DIVERSIFIED HOLDING COMPANY - 26.38%
          276       Berkshire Hathaway, Inc.* Class A            $  24,895,200
        7,740       Berkshire Hathaway, Inc.* Class B               23,336,100
    1,085,337       Leucadia National Corp.                         36,369,643
                                                                 -------------
                                                                    84,600,943
                                                                 -------------
                 ENERGY SERVICES - 0.25%
       30,000       Duke Energy Corp.                                  809,700
                                                                 -------------

                 HOME FURNISHINGS - 0.71%
       65,000       Ethan Allen Interiors, Inc.                      2,284,100
                                                                 -------------

                 NEWSPAPERS: PUBLISHING AND PRINTING - 0.47%
       34,524       Daily Journal Corp.*                             1,510,425
                                                                 -------------

                 PROPERTY AND CASUALTY INSURANCE - 4.02%
      151,400       Mercury General Corp.                            8,305,804
        7,000       White Mountains Insurance Group Ltd.             4,574,500
                                                                 -------------
                                                                    12,880,304
                                                                 -------------
                 REAL ESTATE INVESTMENT TRUST - 1.03%
      200,000       Gladstone Commercial Corp.                       3,318,000
                                                                 -------------

                 REAL ESTATE OPERATIONS - 1.81%
      103,768       Homefed Corp.*                                   5,811,008
                                                                 -------------

                 SATELLITE - 4.92%
      530,400       EchoStar Communications Corp.                   15,779,400
                                                                 -------------

                 TELEPHONE - 22.60%
      710,000       AT&T Corp.                                      13,795,300
    2,410,889       MCI, Inc.                                       54,847,725
       98,000       USA Mobility, Inc.*                              3,845,520
                                                                 -------------
                                                                    72,488,545
                                                                 -------------

TOTAL DOMESTIC COMMON STOCKS (COST $158,078,323)                   199,482,425
                                                                 -------------

              FOREIGN COMMON STOCKS - 11.99%

                 CANADA - 8.85%
      321,800       Canadian Natural Resources Ltd.                 18,310,420
      148,300       Penn West Petroleum Ltd.                        10,088,198
                                                                 -------------
                                                                    28,398,618
                                                                 -------------
                 UNITED KINGDOM - 3.14%
    3,400,000       JZ Equity Partners PLC                          10,077,831
                                                                 -------------

TOTAL FOREIGN COMMON STOCKS (COST $28,102,571)                      38,476,449
                                                                 -------------

THE FAIRHOLME FUND
================================================================================
                                              SCHEDULE OF INVESTMENTS(unaudited)
                                                               February 28, 2005
--------------------------------------------------------------------------------

     Shares                                                      Market Value
     ------                                                      ------------
              MISCELLANEOUS INVESTMENTS(a) - 0.37%
TOTAL MISCELLANEOUS INVESTMENTS (COST $1,215,500)                $   1,203,000
                                                                 -------------

   Principal
   ---------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.06%
    4,000,000       T-Bill 1.51%(b), 03/17/2005                      3,996,746
    4,000,000       T-Bill 1.85%(b), 04/07/2005                      3,991,830
    5,000,000       T-Bill 2.42%(b), 04/21/2005                      4,981,940
    5,000,000       T-Bill 2.51%(b), 04/28/2005                      4,979,135
    5,000,000       T-Bill 2.49%(b), 05/05/2005                      4,976,455
   10,000,000       T-Bill 2.53%(b), 05/12/2005                      9,947,440
   10,000,000       T-Bill 2.68%(b), 06/09/2005                      9,925,340
   10,000,000       T-Bill 2.71%(b), 06/23/2005                      9,914,270
    5,000,000       T-Bill 2.75%(b), 07/07/2005                      4,951,255
   10,000,000       T-Bill 2.82%(b), 07/28/2005                      9,883,860
                                                                 -------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $67,583,749)     67,548,271
                                                                 -------------

     Shares
     ------
              MONEY MARKET FUNDS - 3.97%
   12,729,864       UMB Money Market, 1.08%(b)                      12,729,864
                                                                 -------------
TOTAL MONEY MARKET FUNDS (COST $12,729,864)                         12,729,864
                                                                 -------------

              TOTAL INVESTMENTS (COST $267,710,007) - 99.58%       319,440,009
                                                                 -------------

              OTHER ASSETS LESS LIABILITIES, NET - 0.42%             1,335,359
                                                                 -------------
NET ASSETS - 100.00%                                             $ 320,775,368
                                                                 =============

*     Non-Income Producing Security

(a) Represents previously undisclosed securities which the Fund has held for less than one year.

(b)   Rates shown are the effective yield as of February 28, 2005.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.


By /s/
       --------------------------
       Bruce Berkowitz, President

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/
       --------------------------
       Bruce Berkowitz, President

Date: April 29, 2005


By /s/
       --------------------------
       Keith Trauner, Treasurer

Date: April 29, 2005